UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
                                                     ---------

                     UBS Equity Opportunity Fund II, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                                                                           DOLLAR
                                                                REALIZED AND                                             AMOUNT OF
                                                                 UNREALIZED                                             FAIR VALUE
                                                       % OF      GAIN/(LOSS)    INITIAL                    FIRST         FOR FIRST
                                                      MEMBERS'      FROM      ACQUISITION                AVAILABLE       AVAILABLE
   INVESTMENT FUND           COST       FAIR VALUE    CAPITAL    INVESTMENTS      DATE     LIQUIDITY*   REDEMPTION**     REDEMPTION
 --------------------    -----------   ------------   -------   ------------  -----------  ----------   ------------   ------------
Abrams Bison
  Partners, L.P.         $ 19,000,000  $ 26,243,367    7.30%  $      638,155    4/1/2004    Annually
Alson Signature
  Fund, L.P., Class A      15,249,481    21,144,696    5.88       (5,079,179)  10/1/2002    Quarterly
Alydar Fund, L.P.          18,000,000    17,478,000    4.86         (522,000)   9/1/2008    Quarterly    12/31/2008     17,478,000
Alysheba Fund, L.P.         6,000,000     5,202,000    1.45         (798,000)   9/1/2008    Quarterly    12/31/2008      5,202,000
Artis Aggressive
  Growth
  (Institutional),
  L.P.                      5,000,000     4,733,000    1.32         (267,000)   9/1/2008    Quarterly     8/31/2010      4,733,000
Axial Capital
  Institutional,
  L.P.                     15,000,000    15,136,079    4.21          136,079    7/1/2008  Semi-Annually   6/30/2010     15,136,079
Brant Point
  Fund, L.L.C.             20,000,000    19,830,992    5.52         (169,008)   1/1/2008    Quarterly    12/31/2009     19,830,992
Cobalt Partners,
  L.P.                     22,000,000    46,152,948   12.84         (992,899)   1/1/2002  Semi-Annually 12/31/2008***    1,967,750
Delta Institutional,
  L.P.                      9,750,000    18,981,093    5.28       (8,521,654)   9/1/2002    Quarterly
JANA Partners
  Qualified, L.P.
  (side pocket)               417,148       124,457    0.03         (292,691)   1/1/2006
Level Global, L.P.                 --     5,460,100    1.52       (1,413,557)   9/1/2003    Quarterly    12/31/2008      5,460,100
North River
  Partners, L.P.            6,500,000    13,096,970    3.64          144,465    9/1/2003    Quarterly
Southpoint Qualified
  Fund, L.P.               22,000,000    23,330,934    6.49       (5,960,960)  11/1/2006    Annually     12/31/2008          A
Spindrift Partners,
  L.P.                     11,718,282    14,613,838    4.07       (4,215,265)   7/1/2005  Semi-Annually
Spindrift Partners,
  L.P. (side
  pocket)                   3,281,718     3,299,980    0.92           18,262    7/1/2005       N/A
TCS Capital II, L.P.       11,500,000    18,299,867    5.09      (14,744,706)   5/1/2004    Annually    12/31/2008***    2,468,567
Trian Partners, L.P.       17,960,936    18,529,424    5.16       (1,634,732)   7/1/2006    Annually     12/31/2009     18,529,424
Trian Partners, L.P.
  (side pocket)                39,064        45,986    0.01            6,922    7/1/2006       N/A
Valinor Capital
  Partners, L.P.           10,500,000    10,446,234    2.91       (1,248,358)   7/1/2007    Annually     12/31/2008          B
Wesley Capital
  QP, L.P.                 19,000,000    23,280,486    6.48       (6,416,953)   9/1/2004    Quarterly
                         ------------  ------------   -----   --------------
  LONG/SHORT
    EQUITY SUBTOTAL      $232,916,629  $305,430,451   84.98%  $  (51,333,079)

JANA Piranha Fund, L.P.    12,000,000    13,112,540    3.65         (424,493)   3/1/2006    Quarterly
                         ------------  ------------   -----   --------------
  SPECIAL SITUATIONS
    SUBTOTAL             $ 12,000,000  $ 13,112,540    3.65%  $     (424,493)

Redeemed Investment
  Funds                            --            --      --       (6,823,347)
                         ------------  ------------   -----   --------------
TOTAL                    $244,916,629  $318,542,991   88.63%  $  (58,580,919)
                         ============  ============   =====   ==============

*   Available  frequency  of  redemptions  after  initial  lock  up  period.
**  Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A Southpoint Qualified Fund, L.P. has a fair value of $23,330,934. Of this balance, $19,909,840 is locked up and restricted from redemption until 12/31/2008 and $3,421,094 is locked up until 12/31/2009.
B Valinor Capital Partners, L.P. has a fair value of $10,446,234. Of this balance, $7,555,882 is locked up and restricted from redemption until 12/31/2008 and $2,890,352 is locked up until 12/31/2009.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:


                                                            INVESTMENTS IN           OTHER FINANCIAL
     VALUATION INPUTS                                        SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     LEVEL 1 - QUOTED PRICES                                $        --               $          --
------------------------------------------------------------------------------------------------------
     LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                   --
------------------------------------------------------------------------------------------------------
     LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                 --                 318,542,991
------------------------------------------------------------------------------------------------------
        TOTAL                                               $        --               $ 318,542,991
------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include investments in other investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            INVESTMENTS IN           OTHER FINANCIAL
                                                              SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                        $        --               $ 401,856,250
------------------------------------------------------------------------------------------------------
        ACCRUED DISCOUNTS/PREMIUMS                                   --                          --
------------------------------------------------------------------------------------------------------
        REALIZED GAIN/LOSS                                           --                  13,098,236
------------------------------------------------------------------------------------------------------
        CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)             --                 (71,679,155)
------------------------------------------------------------------------------------------------------
        NET PURCHASES (SALES)                                        --                 (24,732,340)
------------------------------------------------------------------------------------------------------
        TRANSFERS IN AND/OR OUT OF LEVEL 3                           --
------------------------------------------------------------------------------------------------------
     BALANCE AS OF SEPTEMBER 30, 2008                       $        --               $ 318,542,991
------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include investments in other investment funds

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Equity Opportunity Fund II, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.